SEGMENT REPORTING - Summary of Information By Segment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 293,338	$ 288,182
Gross profit	108,138	108,460
Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	12,661
Costs of revenue	3,430	3,662
Extended warranty service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	1,285
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	133,928	107,177
Costs of revenue	88,722	69,125
Gross profit	45,206	38,052
IA [Member] | Integrated solutions contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	116,288	90,357
IA [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	9,164	10,337
IA [Member] | Maintenance service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	7,921	6,119
IA [Member] | Extended warranty service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	555	364
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	123,398	113,871
Costs of revenue	67,370	53,423
Gross profit	56,028	60,448
Rail [Member] | Integrated solutions contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	82,546	75,883
Rail [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	3,497	3,620
Rail [Member] | Maintenance service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	36,625	33,218
Rail [Member] | Extended warranty service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	730	1,150
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	36,012	67,134
Costs of revenue	29,108	57,174
Gross profit	6,904	9,960
M&E [Member] | Integrated solutions contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	35,307	67,093
M&E [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
M&E [Member] | Maintenance service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	705	41
M&E [Member] | Extended warranty service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	293,338	288,182
Costs of revenue	185,200	179,722
Gross profit	108,138	108,460
Consolidated [Member] | Integrated solutions contract revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	234,141	233,333
Consolidated [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	12,661	13,957
Consolidated [Member] | Maintenance service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	45,251	39,378
Consolidated [Member] | Extended warranty service revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,285	$ 1,514